o BT PYRAMID FUNDS o

                                   INVESTMENT
                              EQUITY 500 INDEX FUND


                                 ANNUAL REPORT
                                 -------------
                                DECEMBER o 1998

--------------------------------------------------------------------------------
INVESTMENT EQUITY 500 INDEX FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

              Letter to Shareholders ......................................    3

              Investment Equity 500 Index Fund
                Statement of Assets and Liabilities .......................    5
                Statement of Operations ...................................    5
                Statements of Changes in Net Assets .......................    6
                Financial Highlights ......................................    7
                Notes to Financial Statements .............................    8
                Report of Independent Accountants .........................    9
                Tax Information ...........................................    9

              Equity 500 Index Portfolio
                Statement of Net Assets ...................................   10
                Statement of Operations ...................................   15
                Statements of Changes in Net Assets .......................   16
                Financial Highlights ......................................   16
                Notes to Financial Statements .............................   17
                Report of Independent Accountants .........................   19

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Investment Equity 500 Index Fund

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to present you with this annual report for the BT Investment Equity 500 Index Fund (the "Fund"), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY

Despite volatility throughout the year in Asia, Latin America, Russia and here at home, the U.S. equity market indices continued to push on, with the S&P 500 Index gain of 28.72% outperforming the well-publicized Dow Jones Industrial Average gain of 18.17% for the twelve months ending December 31, 1998. This fourth consecutive year of double-digit gains in the major U.S. stock indices was helped by an exuberant, low inflation economy, an easier monetary policy, and a safe-haven status in a sea of global turmoil.

Equity indices climbed through the first half of the year even as volatility increased. The S&P 500 Index crossed the 1,000 mark for the first time in February 1998. The Index continued to reach higher through most of April, when, towards the end of the month, fears of a tightening by the Federal Reserve Board sparked a huge drop in the market. Stronger than anticipated economic numbers supported a quick rebound, and a similar roller coaster ride was replayed from May through June.

All major U.S. equity indices posted negative returns for the third quarter, as stocks tumbled on both domestic and international news. Lower corporate profits, expectations of slower growth in the second half, and the General Motors strike contributed to a July sell off. In August, Russia defaulted on its domestic debt; weak commodity prices dampened the economic outlook for Latin America; and ongoing economic instability in Asia impacted markets worldwide. In fact, the August S&P 500 Index return was one of the ten worst since the Index's inception. September began with tremendous gains. The market had recovered more than half of August's losses towards the end of September, when it tumbled again, having anticipated a 0.50% cut in interest rates by the Federal Reserve Board, which turned out to be a 0.25% cut instead.

Fourth quarter returns, the strongest in some twenty years for most major U.S. large cap equity indices, marked an explosive finish to a volatile year. The technology sector, led by internet-related stocks, posted staggering returns for the quarter. Such growth is evidenced by the addition of America Online Inc. and Compuware Corp. to the S&P 500 Index, replacing Venator Group Inc. and SunAmerica Inc., the latter of which was acquired by index component American International Group Inc. Two more interest rate cuts of 0.25% each by the Federal Reserve Board in the fourth quarter also buoyed the equity markets.

 Ten Largest Stock Holdings
--------------------------------------------------------------------------------
 Microsoft Corporation         Merck & Co., Inc.
--------------------------------------------------------------------------------
 General Electric Co.          International Business
                                 Machines Corp.
--------------------------------------------------------------------------------
 Intel Corporation             Coca-Cola Co.
--------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.         Pfizer, Inc.
--------------------------------------------------------------------------------
 Exxon Corporation             Cisco Systems, Inc.
--------------------------------------------------------------------------------

Overall, large capitalization stocks significantly outperformed small and mid cap stocks for the annual period, and within the large cap sector, growth stocks outperformed value stocks. Top performing sectors for the year included technology, communication services, and health care. The weakest performing sectors included energy, transportation, and basic materials. There were 48 changes to the S&P 500 Index during the year, over 75% of which were due to mergers and acquisitions. These additions and deletions represent 7.81% turnover for the year, which was higher than in 1997.

INVESTMENT REVIEW

The Fund has earned a five-star rating from Morningstar based on its overall performance as of December 31, 1998 out of 2,802 domestic equity funds.(1)

                                     Cumulative Total Returns                      Average Annual Total Returns
 Periods ended              Past 1     Past 3      Past 5      Since      Past 1    Past 3     Past 5       Since
 December 31, 1998           year       years       years     inception    year      years      years     inception
---------------------------------------------------------------------------------------------------------------------------
 BT Investment Equity
 500 Index Fund
   (inception 12/31/92)(2)     28.57%    110.09%     191.42%     219.20%     28.57%     28.08%     23.85%    21.35%
---------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index(3)              28.58%    110.85%     193.91%     223.53%     28.58%     28.23%     24.06%    21.61%
---------------------------------------------------------------------------------------------------------------------------
 Lipper S&P 500
   Index Average(4)            28.05%    108.12%     188.02%     215.73%     28.05%     27.67%     23.56%    21.12%

---------------------------------------------------------------------------------------------------------------------------

--------------------
1 Morningstar proprietary ratings reflect historical risk-adjusted performance as of December 31, 1998. They are subject to change every month. Past performance is no guarantee of future results. Ratings are calculated from the Fund's 3-, 5-, and 10-year (if applicable) average annual total return in excess of 90-day Treasury-bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. The Fund received 5 stars for the 3- and 5-year periods and was rated among 2,802 and 1,702 domestic equity funds, respectively. The top 10% of funds in a rating universe receive 5 stars.
2 Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
3 The S&P 500 is an index of common stocks in industry, transportation, financial and public utility companies. This index is unmanaged, and investments cannot be made in an index.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

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Investment Equity 500 Index Fund

LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

                    Diversification of Portfolio Investments
                        By Sector as of December 31, 1998
                      (percentages are based on net assets)


PIE CHART

Customer Durables 7%
Retail Trade 6%
Utilities 11%
Health Care 11%
Chemicals 2%
Consumer Non-Durables 23%
Other 3%
Energy 5%
Business Equipment & Service 9%
Capital Goods 6%
Finance & Building 17%


MANAGER OUTLOOK

Economic and financial market performance have run on virtually parallel tracks in 1998, and that pattern seems likely to persist into 1999. Given that we see strong, positive economic signs in the months ahead, this bodes well for the U.S. equity markets. More specifically, we anticipate:

o GDP growth of around 2.5% in 1999

o Low inflation

o Consumer fundamentals remaining extremely favorable, and

o Low interest rates, with Federal Reserve Board policy likely on hold in the face of solid economic growth, healthy financial markets, and the recent softening of the dollar.


Certain equity sectors may be impacted, however, by a problematic profit story, given that rising labor costs are squeezing margins. The industrial sector, in particular, may be additionally affected by adverse developments abroad.

Of course, it is important to reiterate that as an index fund, designed to replicate the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.

As always, we appreciate your ongoing support of the BT Investment Equity 500 Index Fund, and we look forward to continuing to serve your investment needs for many years to come.



                               /s/ Frank Salerno
                               -----------------
                                  Frank Salerno
               Portfolio Manager of the Equity 500 Index Portfolio
                                December 31, 1998



--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
Comparison of Change in Value of a $10,000 Investment in the BT Investment Equity 500 Index Fund and the S&P 500 Index since December 31, 1992.

        Total Return
      December 31, 1998

   One     Three    Since
  Year     Year    12/31/92*
 28.57%   110.09%  21.35%**

* The Fund's inception date.
**Annualized.
Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

GRAPH CHART

BT Investment Equity 500 Index Fund - $31,920        S&P 500 Index - $32,353

12/92    10000    10000
6/93     10465    10487
12/93    10953    11008
6/94     10581    10635
12/94    11079    11153
6/95     13307    13408
12/95    15194    15344
6/96     16702    16894
12/96    18662    18867
6/97     22483    22757
12/97    24825    25162
6/98     29187    29619
12/98    31920    32353

Past performance is not indicative of future performance. The S&P 500 Index is unmanaged and investments may not be made in an index.

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Investment Equity 500 Index Fund

STATEMENT OF ASSETS AND LIABILITIES  December 31, 1998
-------------------------------------------------------------------------------------------------------------------
Assets
   Investment in Equity 500 Index Portfolio, at Value .............................................   $ 873,349,598
   Receivable for Shares of Beneficial Interest Subscribed ........................................       1,218,423
   Prepaid Expenses and Other .....................................................................          19,993
                                                                                                      -------------
Total Assets ......................................................................................     874,588,014
                                                                                                      -------------
Liabilities
   Due to Bankers Trust ...........................................................................          99,830
   Payable for Shares of Beneficial Interest Redeemed .............................................      13,857,917
   Accrued Expenses ...............................................................................          46,090
                                                                                                      -------------
Total Liabilities .................................................................................      14,003,837
                                                                                                      -------------
Net Assets ........................................................................................   $ 860,584,177
                                                                                                      =============
Shares Outstanding ($0.001 par value per share, unlimited number of shares of
beneficial interest authorized) ...................................................................       5,517,879
                                                                                                      =============

Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)
                                                                                                      $      155.96
                                                                                                      =============

Composition of Net Assets
   Paid-in Capital ................................................................................   $ 434,172,643
   Undistributed Net Investment Income ............................................................          17,893
   Accumulated Net Realized Loss from Investment and Futures Transactions .........................       4,546,046
   Net Unrealized Appreciation on Investment and Futures Contracts ................................     421,847,595
                                                                                                      -------------
Net Assets ........................................................................................   $ 860,584,177
                                                                                                      =============

-------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS  For the year ended December 31, 1998
-------------------------------------------------------------------------------------------------------------------
Investment Income
   Income allocated from Equity 500 Index Portfolio, net ..........................................   $  11,323,810
                                                                                                      -------------
Expenses
   Administration and Services Fees ...............................................................       2,262,552
   Printing and Shareholder Reports ...............................................................          38,049
   Registration Fees ..............................................................................          37,894
   Professional Fees ..............................................................................          27,984
   Trustees Fees ..................................................................................           6,850
   Miscellaneous ..................................................................................          14,378
                                                                                                      -------------
   Total Expenses .................................................................................       2,387,707
   Less: Expenses absorbed by Bankers Trust .......................................................      (1,112,494)
                                                                                                      -------------
      Net Expenses ................................................................................       1,275,213
                                                                                                      -------------
Net Investment Income .............................................................................      10,048,597
                                                                                                      -------------
Realized and Unrealized Gain on Investment and Futures Contracts
   Net Realized Gain from Investment Transactions .................................................       6,438,904
   Net Realized Gain from Futures Transactions ....................................................         423,808
   Net Change in Unrealized Appreciation/Depreciation on Investment and Futures Contracts .........     170,190,120
                                                                                                      -------------
Net Realized and Unrealized Gain on Investment and Futures Contracts ..............................     177,052,832
                                                                                                      -------------
Net Increase in Net Assets from Operations ........................................................   $ 187,101,429
                                                                                                      =============

                       See Notes to Financial Statements.


-----------------------------------------------------------------------------------------------------------------------
Investment Equity 500 Index Fund

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
                                                                                        For the            For the
                                                                                      year ended         year ended
                                                                                  December 31, 1998  December 31, 1997
                                                                                  ------------------ ------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ..........................................................   $  10,048,597    $   8,831,537
   Net Realized Gain from Investment and Futures Transactions .....................       6,862,712       21,535,018
   Net Change in Unrealized Appreciation/Depreciation on Investment
     and Futures Contracts ........................................................     170,190,120      124,691,260
                                                                                      -------------    -------------
Net Increase in Net Assets from Operations ........................................     187,101,429      155,057,815
                                                                                      -------------    -------------
Distributions to Shareholders
   Net Investment Income ..........................................................     (10,030,704)      (8,674,767)
   Net Realized Gain from Investment and Futures Transactions .....................     (13,665,872)     (23,216,018)
                                                                                      -------------    -------------
Total Distributions ...............................................................     (23,696,576)     (31,890,785)
                                                                                      -------------    -------------
Capital Transactions in Shares of Beneficial Interest
   Proceeds from Sales of Shares ..................................................     378,868,580      280,934,358
   Dividend Reinvestments .........................................................      22,166,448       30,791,299
   Cost of Shares Redeemed ........................................................    (341,257,026)    (249,253,805)
                                                                                      -------------    -------------
Net Increase from Capital Transactions in Shares of Beneficial Interest ...........      59,778,002       62,471,852
                                                                                      -------------    -------------
Total Increase in Net Assets ......................................................     223,182,855      185,638,882
Net Assets
Beginning of Year .................................................................     637,401,322      451,762,440
                                                                                      -------------    -------------
End of Year (including undistributed net investment income of $197,534 and $179,641
   for the years ended December 31, 1998 and 1997, respectively) ..................   $ 860,584,177    $ 637,401,322
                                                                                      =============    =============

                       See Notes to Financial Statements.


-----------------------------------------------------------------------------------------------------------------------------------
Investment Equity 500 Index Fund

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years indicated for the BTInvestment Equity 500 Index Fund.

                                                                               For the year ended December 31,
                                                            -----------------------------------------------------------------------
                                                                 1998          1997          1996          1995         1994
                                                                 ----          ----          ----          ----         ----
Per Share Operating Performance: (1)
Net Asset Value, Beginning of Year ......................   $    124.95   $     99.06   $     82.92   $     62.16   $     63.42
                                                            -----------   -----------   -----------   -----------   -----------
Income fromInvestment Operations
   Net Investment Income ................................          1.84          1.81          1.80          1.74          1.32
   Net Realized and Unrealized Gain (Loss) on Investments
      and Futures Transactions ..........................         33.55         30.59         16.98         21.18         (0.60)
                                                            -----------   -----------   -----------   -----------   -----------
Total from Investment Operations ........................         35.39         32.40         18.78         22.92          0.72
                                                            -----------   -----------   -----------   -----------   -----------
Distributions to Shareholders
   Net Investment Income ................................         (1.84)        (1.78)        (1.80)        (1.74)        (1.32)
   Net Realized Gain from Investments and Futures
      Transactions ......................................         (2.54)        (4.73)        (0.84)        (0.42)        (0.66)
                                                            -----------   -----------   -----------   -----------   -----------
Total Distributions .....................................         (4.38)        (6.51)        (2.64)        (2.16)        (1.98)
                                                            -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Year ............................   $    155.96   $    124.95   $     99.06   $     82.92   $     62.16
                                                            ===========   ===========   ===========   ===========   ===========

Total Investment Return .................................         28.57%        33.02%        22.83%        37.15%         1.15%
Supplemental Data and Ratios:
   Net Assets, End of Period
      (000s omitted) ....................................   $   860,584   $   637,401   $   451,762   $   277,140   $   181,898
   Ratios to Average Net Assets:
      Net Investment Income .............................          1.33%         1.59%         2.05%         2.38%         2.68%
      Expenses, Including Expenses of the
        Equity 500 Index Portfolio ......................          0.25%         0.25%         0.25%         0.25%         0.25%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses
        by Bankers Trust ................................          0.18%         0.21%         0.22%         0.23%         0.29%

--------------------
1 Per share amounts for the years ended December 31, 1994 through December 31,1997 have been restated to reflect a 1:6 reverse stock split effective September 4, 1997.


                       See Notes to Financial Statements.

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Investment Equity 500 Index Fund

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
Note 1--Organization and Significant Accounting Policies
A. Organization
BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Investment Equity 500 Index Fund (the "Fund") is one of the funds offered to investors by Trust. The Fund commenced operations and began offering shares of beneficial interest on December 31, 1992. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Equity 500 Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1998, the Fund's investment was 16.82% of the Portfolio.

The financial statements of the Portfolio, including a list of investments held are contained elsewhere in this report and should be read in conjunction with the Fund's Financial Statements.

B.  Valuation
Valuation of securities by the Portfolio is discussed in note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C.  Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Distributions
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made annually to the extent they exceed capital loss carryforwards.

E. Federal Income Taxes
It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

F. Other
The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses that are attributable to the Trust are allocated among the Funds in the Trust. Investment transactions are accounted for on a trade date basis. Realized gains and losses are determined on the basis of identified cost.

G. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .30% of the Fund's average daily net assets.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund to the extent necessary to limit all expenses to .17% of the average daily net assets of the Fund, excluding expenses of the Portfolio and .25% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund. For the year ended December 31, 1998, there were no reimbursable expenses incurred under this agreement.

The Portfolio in which the Fund invests is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively, which expire March 15, 1999. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended December 31, 1998.

Note 3--Shares of Beneficial Interest
At December 31, 1998, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                             For the Year Ended              For the Year Ended
                             December 31, 1998               December 31, 1997
                            -------------------------------------------------------
                            Shares         Amount           Shares          Amount
                            -------        -------          -------         -------
Sold ...............       2,726,106   $ 379,168,795       10,331,740    $ 280,934,358
Reinvested .........         150,631      22,166,448          441,179       30,791,299
Redeemed ...........      (2,459,984)     (9,595,806)    (249,253,805)            --
Reverse stock split*            --              --        (23,446,013)            --
                       -------------   -------------    -------------    -------------
Net Increase
   (Decrease) ......         416,753   $ 59,778,002       (22,268,900)   $  62,471,852
                       =============   =============    =============    =============

* The Board of Trustees approved a 1:6 reverse stock split effective September 4, 1997.

--------------------------------------------------------------------------------
Investment Equity 500 Index Fund

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of BT Pyramid Mutual Funds and Shareholders of Investment Equity 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Investment Equity 500 Index Fund, (one of the Funds comprising BT Pyramid Mutual Funds, hereafter referred to as the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999


--------------------------------------------------------------------------------

TAX INFORMATION (Unaudited) For the Tax Year Ended December 31, 1998
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The Fund's distributions to shareholders included $13,666,767 from long-term capital gains, all of which was taxed at the 20% capital gains rate.

Of the ordinary distributions made during the fiscal year ended December 31, 1998, 100% qualifies for the dividends received deduction available to corporate shareholders.

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
Shares            Description                                           Value
------            -----------                                           -----

                 COMMON STOCKS - 99.0%
    193,200     3Com Corporation * .............................     $ 8,657,775
    785,044     Abbott Laboratories ............................      38,467,156
     33,800     Adobe Systems Inc. .............................       1,580,150
     15,968     Adolph Coors Company - Class B .................         901,194
     68,941     Advanced Micro Devices, Inc.* ..................       1,994,980
     12,527     Aeroquip-Vickers, Inc. .........................         375,027
     87,100     AES Corporation * ..............................       4,126,362
     80,059     Aetna, Inc. ....................................       6,294,639
    118,608     Air Products & Chemical, Inc. ..................       4,744,320
    288,935     Airtouch Communications, Inc.* .................      20,839,437
      8,998     Alberto-Culver Co. - Class B ...................         240,134
    130,902     Albertson's, Inc. ..............................       8,336,821
    113,636     Alcan Aluminium Ltd. ...........................       3,075,274
     85,969     Allegheny Teledyne, Inc. .......................       1,756,991
     37,701     Allergan, Inc. .................................       2,441,140
    284,512     Allied-Signal, Inc. ............................      12,607,438
    430,698     Allstate Corp. .................................      16,635,710
    144,200     Alltel Corp. ...................................       8,624,962
     96,300     Aluminum Company of America ....................       7,180,369
     51,934     ALZA Corporation* ..............................       2,713,551
     50,993     Amerada Hess Corp. .............................       2,536,902
     61,220     Ameren Corporation .............................       2,613,329
    221,400     America Online, Inc.* ..........................      35,424,000
     85,010     American Electric Power Co. ....................       4,000,783
    233,216     American Express Co. ...........................      23,846,336
    132,737     American General Corp. .........................      10,353,486
     38,114     American Greetings Corp. - Class A .............       1,565,056
    681,792     American Home Products Corp. ...................      38,393,412
    540,600     American International Group, Inc. .............      52,235,475
    145,536     American Stores Company ........................       5,375,736
    568,204     Ameritech Corp. ................................      36,009,928
    131,240     Amgen, Inc.* ...................................      13,722,782
     11,604     Amoco Corp. ....................................         700,592
    107,392     AMP, Inc. ......................................       5,591,096
    101,604     AMR Corporation ................................       6,032,737
     54,100     Anadarko Petroleum Corp. .......................       1,670,337
     41,176     Andrew Corporation* ............................         679,404
    252,180     Anheuser-Busch Companies, Inc. .................      16,549,312
     96,550     AON Corp. ......................................       5,346,456
     44,400     Apache Corp. ...................................       1,123,875
     78,642     Apple Computer, Inc. ...........................       3,219,407
    187,500     Applied Materials, Inc.* .......................       8,003,906
    297,447     Archer-Daniels-Midland Co. .....................       5,112,370
     24,583     Armstrong World Industries Inc. ................       1,482,662
     20,449     Asarco, Inc. ...................................         308,013
    117,300     Ascend Communications, Inc.* ...................       7,712,475
     29,687     Ashland, Inc. ..................................       1,436,109
    348,322     Associates First Capital Corp. - Class A .......      14,760,145
    917,506     AT&T Corp. .....................................      69,042,326
    175,250     Atlantic Richfield Co. .........................      11,435,062
     35,514     Autodesk, Inc. .................................       1,516,004
    149,912     Automatic Data Processing, Inc. ................      12,021,068
     80,600     AutoZone, Inc.* ................................       2,654,762
     48,830     Avery Dennison Corp. ...........................       2,200,402
    140,756     Avon Products, Inc. ............................       6,228,453
    172,013     Baker Hughes, Inc. .............................       3,042,480

 Shares              Description                                        Value
 ------              -----------                                        -----

      7,954      Ball Corp. ...................................      $   363,895
     60,725      Baltimore Gas & Electric Co. .................        1,874,884
    620,380      Banc One Corp. ...............................       31,678,154
    391,800      Bank of New York Company, Inc. ...............       15,769,950
    907,657      Bankamerica Corp. ............................       54,572,877
    164,434      BankBoston Corp. .............................        6,402,649
    207,700      Barrick Gold Corp. ...........................        4,050,150
     59,100      Battle Mountain Gold Co. .....................          243,787
     24,923      Bausch & Lomb, Inc. ..........................        1,495,380
    159,763      Baxter International, Inc. ...................       10,274,758
    129,700      BB&T Corp. ...................................        5,228,531
     65,100      Bear Stearns Companies, Inc. .................        2,433,112
    135,664      Becton, Dickinson & Co. ......................        5,791,157
    820,436      Bell Atlantic Corp. ..........................       46,611,020
  1,010,664      BellSouth Corp. ..............................       50,406,867
     16,031      Bemis Company, Inc. ..........................          608,176
          6      Berkshire Hathaway, Inc. - Class A*...........          465,368
    153,060      Bestfoods ....................................        8,150,445
     57,449      Bethlehem Steel Corp. * ......................          481,135
     61,250      Biomet, Inc.* ................................        2,465,312
     50,771      Black & Decker Corp. .........................        2,846,349
    106,000      BMC Software, Inc.* ..........................        4,723,625
    524,346      Boeing Co. ...................................       17,106,788
     24,603      Boise Cascade Corp. ..........................          762,693
    198,000      Boston Scientific Corporation*................        5,308,875
     12,182      Briggs & Stratton Corp. ......................          607,577
    511,978      Bristol-Myers Squibb Co. .....................       68,509,056
     18,019      Brown-Forman, Inc. - Class B .................        1,363,813
    106,535      Browning-Ferris Industries, Inc. .............        3,029,589
     47,442      Brunswick Corp. ..............................        1,174,189
    242,386      Burlington Northern Santa Fe Corp. ...........        8,180,527
     99,639      Burlington Resources, Inc. ...................        3,568,322
     30,877      C. R. Bard, Inc. .............................        1,528,411
     69,900      Cabletron Systems, Inc.* .....................          585,412
    236,054      Campbell Soup Company ........................       12,982,970
     33,800      Capital One Financial Corp. ..................        3,887,000
    100,997      Cardinal Health, Inc. ........................        7,663,147
    282,000      Carnival Corporation - Class A ...............       13,536,000
     61,128      Carolina Power & Light Co. ...................        2,876,836
     41,900      Case Corp. ...................................          913,944
    185,564      Caterpillar, Inc. ............................        8,535,944
    378,210      CBS Corp. ....................................       12,386,377
    449,634      Cendant Corporation* .........................        8,571,148
     41,080      Centex Corp. .................................        1,851,167
    126,930      Central & South West Corp. ...................        3,482,642
     32,402      Ceridian Corporation .........................        2,262,065
     56,428      Champion International Corp. .................        2,285,334
    196,750      Charles Schwab Corporation ...................       11,054,891
    446,264      Chase Manhattan Corp. ........................       30,373,843
    337,466      Chevron Corp. ................................       27,988,586
     84,272      Chubb Corporation ............................        5,467,146
    106,799      CIGNA Corp. ..................................        8,256,898
     74,700      Cincinnati Financial Corp. ...................        2,735,887
     62,822      Cinergy Corp. ................................        2,159,506
     56,646      Circuit City Stores, Inc. ....................        2,828,760
    812,925      Cisco Systems, Inc.* .........................       75,449,602
  1,184,983      Citigroup ....................................       58,656,658

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------


 Shares              Description                                        Value
 ------              -----------                                        -----

    130,400     Clear Channel Communications, Inc.* ............     $ 7,106,800
     56,704     Clorox Company .................................       6,623,736
    111,432     Coastal Corp. ..................................       3,893,155
  1,275,122     Coca-Cola Co. ..................................      85,273,784
    217,000     Coca-Cola Enterprises, Inc. ....................       7,757,750
    160,002     Colgate-Palmolive Co. ..........................      14,860,186
     37,802     Columbia Energy Group ..........................       2,183,065
    339,822     Columbia/HCA Healthcare Corporation ............       8,410,594
    178,862     Comcast Corporation - Special Class A ..........      10,496,964
     80,760     Comerica, Inc. .................................       5,506,822
    874,784     Compaq Computer Corp. ..........................      36,686,254
    282,175     Computer Associates International, Inc. ........      12,027,709
     91,072     Computer Sciences Corp.* .......................       5,868,452
     85,500     Compuware Corporation* .........................       6,679,688
    255,432     ConAgra, Inc. ..................................       8,046,108
    167,468     Conseco, Inc. ..................................       5,118,241
    129,336     Consolidated Edison, Inc. ......................       6,838,641
     54,705     Consolidated Natural Gas Co. ...................       2,954,070
     57,900     Consolidated Stores Corporation* ...............       1,168,856
     53,548     Cooper Industries, Inc. ........................       2,553,570
     35,851     Cooper Tire & Rubber Co. .......................         732,705
    121,214     Corning Incorporated ...........................       5,454,630
    117,799     Costco Companies, Inc. * .......................       8,503,615
     72,200     Countrywide Credit Industries, Inc. ............       3,623,537
     30,449     Crane Co. ......................................         919,179
     71,950     Crown Cork & Seal Co., Inc. ....................       2,216,959
    121,332     CSX Corp. ......................................       5,035,278
     18,934     Cummins Engine Co., Inc. .......................         672,157
    190,338     CVS Corporation ................................      10,468,590
     44,694     Cyprus Amax Minerals Company ...................         446,940
     87,947     Dana Corp. .....................................       3,594,834
     65,400     Danaher Corporation ............................       3,552,037
     63,719     Darden Restaurants, Inc. .......................       1,146,942
     21,345     Data General Corp.* ............................         350,858
    227,416     Dayton Hudson Corp. ............................      12,337,318
    123,323     Deere & Co. ....................................       4,085,074
    658,400     Dell Computer Corporation* .....................      48,186,650
     74,698     Delta Air Lines, Inc. ..........................       3,884,296
     43,591     Deluxe Corp. ...................................       1,593,796
     57,497     Dillard Department Stores, Inc. - Class A ......       1,631,477
    109,925     Dollar General Corp. ...........................       2,596,978
    110,906     Dominion Resources, Inc. .......................       5,184,855
    110,008     Dover Corporation ..............................       4,029,043
    114,476     Dow Chemical Co. ...............................      10,410,161
     41,172     Dow Jones & Co., Inc. ..........................       1,981,402
     73,676     DTE Energy Co. .................................       3,158,858
    183,595     Duke Power Co. .................................      11,761,555
     76,879     Dun & Bradstreet Corp. .........................       2,426,493
    584,092     Du Pont (E.I.) de Nemours & Co. ................      30,993,382
      9,242     Eastern Enterprises ............................         404,337
     35,081     Eastman Chemical Co. ...........................       1,569,875
    160,126     Eastman Kodak Co. ..............................      11,529,072
     39,582     Eaton Corp. ....................................       2,797,953
     46,600     Ecolab, Inc. ...................................       1,686,337
    207,170     Edison International, Inc. .....................       5,774,864
     30,825     EG & G, Inc. ...................................         857,320
    257,800     Electronic Data Systems Corporation ............      12,954,450

 Shares              Description                                       Value
 ------              -----------                                       -----

     572,440     Eli Lilly & Co. ..............................     $ 50,875,605
     264,700     EMC Corporation * ............................       22,499,500
     226,600     Emerson Electric Co. .........................       14,176,663
      63,608     Engelhard Corp. ..............................        1,240,356
     173,166     Enron Corp. ..................................        9,881,285
     141,907     Entergy Corp. ................................        4,416,855
      68,100     Equifax Inc. .................................        2,328,169
   1,257,634     Exxon Corp. ..................................       91,964,486
     520,614     Fannie Mae ...................................       38,525,436
      80,855     FDX Corporation* .............................        7,196,095
     361,814     Freddie Mac ..................................       23,314,390
     110,800     Federated Department Stores, Inc.* ...........        4,826,725
     146,467     Fifth Third Bancorp ..........................       10,444,928
     228,500     First Data Corp. .............................        7,240,594
     512,493     First Union Corp. ............................       31,165,981
      77,500     Firstar Corporation ..........................        7,207,500
     116,984     FirstEnergy Corp. ............................        3,809,291
     289,188     Fleet Financial Group, Inc. ..................       12,923,089
      33,306     Fleetwood Enterprises, Inc. ..................        1,157,383
      37,881     Fluor Corporation ............................        1,612,310
      17,750     FMC Corporation* .............................          994,000
     589,244     Ford Motor Co. ...............................       34,581,257
     113,635     Fort James Corp. .............................        4,545,400
      86,174     Fortune Brands, Inc. .........................        2,725,253
      25,938     Foster Wheeler Corp. .........................          342,057
      92,094     FPL Group, Inc. ..............................        5,675,293
     133,020     Franklin Resources, Inc. .....................        4,256,640
      72,200     Fred Meyer, Inc.* ............................        4,350,050
      59,900     Freeport-McMoRan Copper &
                 Gold, Inc. - Class B .........................          625,206
     102,400     Frontier Corp. ...............................        3,481,600
      30,800     Fruit of the Loom, Inc. - Class A * ..........          425,425
     145,692     Gannett Company, Inc. ........................        9,642,989
     303,266     The Gap, Inc. ................................       17,058,713
      76,400     Gateway 2000, Inc. * .........................        3,910,725
      65,544     General Dynamics Corp. .......................        3,842,517
   1,695,044     General Electric Co. .........................      173,000,428
      77,300     General Instrument Corporation * .............        2,623,369
      77,919     General Mills, Inc. ..........................        6,058,202
     338,484     General Motors Corp. .........................       24,222,761
      91,426     Genuine Parts Co. ............................        3,057,057
      54,201     Georgia-Pacific Corp. ........................        3,174,146
     568,116     Gillette Co. .................................       27,447,104
      20,017     Golden West Financial Corp. ..................        1,835,309
      46,452     Goodrich (B.F.) Co. ..........................        1,666,465
      80,636     Goodyear Tire & Rubber Co. ...................        4,067,078
      57,600     GPU, Inc. ....................................        2,545,200
      17,025     Great Atlantic & Pacific Tea Co., Inc. .......          504,366
      26,396     Great Lakes Chemical Corp. ...................        1,055,840
     500,636     GTE Corp. ....................................       33,761,640
      76,700     Guidant Corp. ................................        8,456,175
      56,735     H & R Block, Inc. ............................        2,553,075
     231,862     Halliburton Company ..........................        6,868,912
      27,139     Harcourt General, Inc. .......................        1,443,456
      19,822     Harnischfeger Industries, Inc. ...............          201,937
      46,915     Harrah's Entertainment, Inc. * ...............          735,979
      41,342     Harris Corp. .................................        1,514,151

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------

 Shares              Description                                        Value
 ------              -----------                                        -----

     125,646     Hartford Financial Services Group, Inc. ......     $  6,894,824
      68,647     Hasbro, Inc. .................................        2,479,873
     262,900     HBO & Co. ....................................        7,541,944
      53,000     HCR Manor Care, Inc. * .......................        1,556,875
     236,000     HEALTHSOUTH Corporation ......................        3,643,250
     190,175     H.J. Heinz Co. ...............................       10,768,659
      28,016     Helmerich and Payne ..........................          542,810
      52,814     Hercules, Inc. ...............................        1,445,783
      50,594     Hershey Foods Corp. ..........................        3,146,314
     536,440     Hewlett-Packard Co. ..........................       36,645,558
     134,441     Hilton Hotels Corp. ..........................        2,571,184
     753,652     Home Depot, Inc. .............................       46,114,082
     134,043     Homestake Mining Co. .........................        1,231,520
      64,919     Honeywell, Inc. ..............................        4,889,212
     249,685     Household International, Inc. ................        9,893,768
     127,892     Houston Industries, Inc. .....................        4,108,530
      83,600     Humana, Inc. .................................        1,489,125
      91,770     Huntington Bancshares, Inc. ..................        2,758,836
      61,762     Ikon Office Solutions, Inc. ..................          528,837
     135,692     Illinois Tool Works, Inc. ....................        7,870,136
      84,179     IMS Health Incorporated ......................        6,350,253
      75,266     Inco, Ltd. ...................................          794,997
      90,446     Ingersoll-Rand Co. ...........................        4,245,309
     863,728     Intel Corp. ..................................      102,405,751
     477,382     International Business Machines Corp. ........       88,196,324
      63,387     International Flavors & Fragrances, Inc. .....        2,800,913
     157,744     International Paper Co. ......................        7,068,903
      77,760     The Interpublic Group of Companies, Inc. .....        6,201,360
      52,223     ITT Industries * .............................        2,075,864
     135,550     J.C. Penney Co., Inc. ........................        6,353,906
      47,765     Jefferson-Pilot Corp. ........................        3,582,375
     697,296     Johnson & Johnson ............................       58,485,702
      35,354     Johnson Controls, Inc. .......................        2,085,886
       7,639     Jostens, Inc. ................................          200,046
      17,545     Kaufman & Broad Home Corp. ...................          504,419
     212,714     Kellogg Co. ..................................        7,258,865
      30,732     Kerr-McGee Corp. .............................        1,175,499
     242,800     KeyCorp ......................................        7,769,600
     293,406     Kimberly Clark Corp. .........................       15,990,627
      32,912     King World Productions, Inc.* ................          968,847
      50,100     KLA/Tencor Corporation * .....................        2,173,088
     236,503     Kmart Corporation * ..........................        3,621,452
      51,926     Knight-Ridder, Inc. ..........................        2,654,717
      79,700     Kohl's Corporation * .........................        4,896,569
     132,520     The Kroger Co. ...............................        8,017,460
     118,000     Laidlaw, Inc. ................................        1,187,375
      69,700     Lehman Brothers, Inc. ........................        3,071,156
      99,860     The Limited, Inc. ............................        2,908,423
      58,210     Lincoln National Corp. .......................        4,762,306
      34,803     Liz Claiborne, Inc. ..........................        1,098,470
     107,145     Lockheed Martin Corp. ........................        9,080,539
      53,400     Loews Corporation ............................        5,246,550
      18,026     Longs Drug Stores, Inc. ......................          675,975
      66,958     Louisiana-Pacific Corp. ......................        1,226,168
     180,088     Lowe's Companies, Inc. .......................        9,218,255
      75,800     LSI Logic Corporation * ......................        1,222,275
     679,982     Lucent Technologies, Inc. ....................       74,798,020

 Shares              Description                                        Value
 ------              -----------                                        -----

      49,202     Mallinckrodt Group, Inc. .....................     $  1,516,037
     130,380     Marriott International .......................        3,781,020
     141,486     Marsh and McLennan ...........................        8,268,088
     173,022     Masco Corp. ..................................        4,974,383
     161,465     Mattel, Inc. .................................        3,683,420
     127,898     May Department Stores Co. ....................        7,721,842
      51,712     Maytag Corp. .................................        3,219,072
      49,300     MBIA, Inc. ...................................        3,232,231
     385,187     MBNA Corp. ...................................        9,605,601
      25,887     McDermott International, Inc. ................          639,085
     349,914     McDonald's Corp. .............................       26,812,160
      50,930     McGraw-Hill, Inc. ............................        5,188,494
     916,631     MCI WorldCom, Inc. ...........................       65,768,274
      57,702     Mead Corp. ...................................        1,691,390
     316,828     MediaOne Group * .............................       14,890,916
     236,304     Medtronic, Inc. ..............................       17,545,572
     139,524     Mellon Bank Corp. ............................        9,592,275
      66,600     Mercantile Bancorporation, Inc. ..............        3,071,925
     616,097     Merck & Co., Inc. ............................       90,989,826
      18,772     Meredith Corp. ...............................          710,990
           1     Meritor Automotive, Inc. .....................               21
     180,576     Merrill Lynch & Co., Inc. ....................       12,053,448
      62,500     MGIC Investment Corp. ........................        2,488,281
     120,700     Micron Technology, Inc. ......................        6,102,894
   1,294,700     Microsoft Corporation * ......................      179,558,706
      13,647     Milacron, Inc. ...............................          262,705
      19,792     Millipore Corp. ..............................          562,835
     205,778     Minnesota Mining & Manufacturing Co. .........       14,635,960
     105,000     Mirage Resorts Incorporated * ................        1,568,438
     403,342     Mobil Corp. ..................................       35,141,172
     311,720     Monsanto Co. .................................       14,806,700
      25,179     Moore Corporation Ltd. .......................          276,969
     298,833     Morgan Stanley Dean Witter
                 Discover & Co. ...............................       21,217,143
      90,460     Morgan (J.P.) & Co., Inc. ....................        9,503,954
      83,306     Morton International, Inc. ...................        2,040,997
     310,442     Motorola, Inc. ...............................       18,956,365
       3,627     NACCO Industries, Inc. - Class A .............          333,684
      28,325     Nalco Chemical Company .......................          878,075
     171,400     National City Corp. ..........................       12,426,500
      77,126     National Semiconductor Corp. * ...............        1,041,201
      21,726     National Service Industries, Inc. ............          825,588
      34,158     Navistar International Corporation ...........          973,503
      55,200     New Century Energies, Inc. ...................        2,691,000
      90,668     New York Times Co. - Class A .................        3,145,046
      71,258     Newell Co. ...................................        2,939,393
      85,710     Newmont Mining Corp. .........................        1,548,137
     140,900     Nextel Communications, Inc. - Class A * ......        3,328,763
      72,242     Niagara Mohawk Power Corporation .............        1,164,902
      24,769     NICOR, Inc. ..................................        1,046,490
     105,148     Nike, Inc. ...................................        4,265,066
      82,958     Nordstrom, Inc. ..............................        2,877,606
     192,753     Norfolk Southern Corp. .......................        6,107,861
      53,888     Northern States Power Company ................        1,495,392
     343,562     Northern Telecom Ltd. ........................       17,221,045
      60,300     Northern Trust Corp. .........................        5,264,944
      39,479     Northrop Grumman Corp. .......................        2,886,902

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------

 Shares              Description                                        Value
 ------              -----------                                        -----

    176,292      Novell, Inc.* ................................      $ 3,195,293
     48,694      Nucor Corp. ..................................        2,106,016
    178,914      Occidental Petroleum Corp. ...................        3,019,174
     82,900      Omnicom Group, Inc. ..........................        4,808,200
     13,991      Oneok, Inc. ..................................          505,425
    495,156      Oracle Corporation * .........................       21,353,603
     48,279      Oryx Energy Company ..........................          648,749
     33,750      Owens Corning ................................        1,196,016
     91,600      Owens-Illinois, Inc. * .......................        2,805,250
     42,080      Paccar, Inc. .................................        1,730,540
    153,789      Pacificorp ...................................        3,239,181
     64,164      Pall Corp. ...................................        1,624,151
    162,000      Parametric Technology Corporation * ..........        2,652,750
     64,714      Parker-Hannifin Corp. ........................        2,119,384
     89,800      Paychex, Inc. ................................        4,619,088
    117,284      PECO Energy ..................................        4,881,947
          9      PennzEnergy Company ..........................              147
     17,055      People's Energy Corp. ........................          680,068
    112,500      PeopleSoft, Inc.* ............................        2,130,469
     26,712      Pep Boys (Manny Moe & Jack) ..................          419,045
    752,794      Pepsico, Inc. ................................       30,817,504
     26,925      Perkin Elmer Corp. ...........................        2,626,870
    669,028      Pfizer, Inc. .................................       83,921,200
    221,105      PG & E Corp. .................................        6,964,808
    262,832      Pharmacia & Upjohn, Inc. .....................       14,882,862
     26,508      Phelps Dodge Corporation .....................        1,348,595
  1,260,198      Philip Morris Companies ......................       67,420,593
    116,806      Phillips Petroleum Co. .......................        4,978,856
    101,420      Pioneer Hi-Bred International, Inc. ..........        2,738,340
    143,896      Pitney Bowes, Inc. ...........................        9,506,130
    106,404      Placer Dome, Inc. ............................        1,223,646
    158,333      PNC Bank Corp. ...............................        8,569,774
     36,182      Polaroid Corp. ...............................          676,151
     13,301      Potlatch .....................................          490,474
     91,642      PPG Industries, Inc. .........................        5,338,146
     71,007      P.P.& L. Resources, Inc. .....................        1,979,320
     82,615      Praxair, Inc. ................................        2,912,179
    688,740      Procter & Gamble Co. .........................       62,890,571
     39,950      Progressive Corporation of Ohio ..............        6,766,531
     63,900      Provident Companies, Inc. ....................        2,651,850
     73,397      Providian Financial Corp. ....................        5,504,775
    130,994      Public Service Enterprise Group ..............        5,239,760
     20,632      Pulte Corp. ..................................          573,828
     70,384      Quaker Oats Co. ..............................        4,187,848
    146,015      Ralston Purina Group .........................        4,727,236
     49,976      Raychem Corp. ................................        1,614,850
    175,214      Raytheon Co. - Class B .......................        9,330,146
     25,029      Reebok International Ltd. ....................          372,306
    127,770      Regions Financial Corp. ......................        5,150,728
     67,100      Republic New York Corp. ......................        3,057,244
     45,849      Reynolds Metals Co. ..........................        2,415,669
    131,302      Rite Aid Corp. ...............................        6,507,655
    168,000      RJR Nabisco Holdings Corp. ...................        4,987,500
    103,224      Rockwell International Corp. .................        5,012,816
     98,377      Rohm & Haas Co. ..............................        2,963,607
     39,100      Rowan Companies, Inc.* .......................          391,000
  1,109,204      Royal Dutch Petroleum Co. ....................       53,103,141

 Shares              Description                                        Value
 ------              -----------                                        -----

     63,552      R.R. Donnelley & Sons Co. ....................      $ 2,784,372
     78,502      Rubbermaid, Inc. .............................        2,467,907
     16,011      Russell Corp. ................................          325,223
     34,017      Ryder Systems, Inc. ..........................          884,442
     70,502      Safeco .......................................        3,027,180
    256,800      Safeway, Inc. * ..............................       15,648,750
    478,654      Sara Lee Corp. ...............................       13,492,060
  1,031,528      SBC Communications, Inc. .....................       55,315,689
    757,232      Schering-Plough Corp. ........................       41,837,068
    275,962      Schlumberger Ltd. ............................       12,728,747
     36,238      Scientific-Atlanta, Inc. .....................          826,679
    133,100      Seagate Technology, Inc.* ....................        4,026,275
    187,637      Seagram Co. Ltd. .............................        7,130,206
     47,005      Sealed Air Corporation .......................        2,400,193
    201,409      Sears, Roebuck & Co. .........................        8,559,883
    121,414      Sempra Energy ................................        3,080,880
    138,092      Service Corp. International ..................        5,256,127
     10,974      Shared Medical Systems Corp. .................          547,328
     87,974      Sherwin-Williams Company .....................        2,584,236
     59,500      Sigma Aldrich Corp. ..........................        1,747,813
    109,115      Silicon Graphics, Inc. * .....................        1,404,856
     95,100      SLM Holding Corp. ............................        4,564,800
     39,794      Snap-On Tools Corp. ..........................        1,385,329
     58,000      Solectron Corporation * ......................        5,390,375
     48,110      Sonat, Inc. ..................................        1,301,977
    386,658      Southern Co. .................................       11,237,248
    161,700      Southwest Airlines Co. .......................        3,628,144
      5,604      Springs Industries, Inc. - Class A ...........          232,216
    168,982      Sprint Corporation ...........................       14,215,611
    220,491      Sprint PCS * .................................        5,098,854
     37,388      St. Jude Medical, Inc. * .....................        1,035,180
    121,928      St. Paul Companies, Inc. .....................        4,236,998
     39,330      Stanley Works ................................        1,091,408
    145,100      Staples, Inc.* ...............................        6,339,056
     76,700      State Street Corp. ...........................        5,335,444
     93,800      Summit Bancorp ...............................        4,097,888
    202,856      Sun Microsystems, Inc. * .....................       17,369,545
    104,100      SunAmerica, Inc. .............................        8,445,113
     41,245      Sunoco, Inc. .................................        1,487,398
    163,460      Suntrust Banks, Inc. .........................       12,504,690
     63,640      SuperValu, Inc. ..............................        1,781,920
    116,350      Synovus Financial Corp. ......................        2,836,031
    175,020      Sysco Corporation ............................        4,802,111
     56,166      Tandy Corp. ..................................        2,313,337
     36,707      Tektronix, Inc. ..............................        1,103,504
    246,960      Tele-Communications, Inc. - Class A * ........       13,659,975
    100,000      Tellabs, Inc.* ...............................        6,856,250
     28,622      Temple Inland, Inc. ..........................        1,697,642
    156,810      Tenet Healthcare Corporation .................        4,116,263
     88,034      Tenneco, Inc. ................................        2,998,658
    280,322      Texaco, Inc. .................................       14,822,026
    202,956      Texas Instruments, Inc. ......................       17,365,423
    158,227      Texas Utilities Co. ..........................        7,387,223
     77,006      Textron, Inc. ................................        5,847,643
     95,100      Thermo Electron Corporation * ................        1,610,756
     38,000      Thomas & Betts Corp. .........................        1,645,875
    569,430      Time Warner, Inc. ............................       35,340,249

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------

 Shares              Description                                        Value
 ------              -----------                                        -----

     28,529      Times Mirror Co. - Class A ...................      $ 1,597,624
     24,796      Timken Company ...............................          468,025
    189,516      TJX Companies, Inc. ..........................        5,495,964
     63,468      Torchmark Corp. ..............................        2,241,214
    156,218      Toys 'R' Us, Inc.* ...........................        2,636,179
     28,243      Transamerica Corporation .....................        3,262,067
     53,596      Tribune Company ..............................        3,537,336
     81,999      Tricon Global Restaurants, Inc. * ............        4,110,200
     61,792      TRW, Inc. ....................................        3,482,052
     27,396      Tupperware Corp. .............................          450,322
    339,870      Tyco International Ltd. ......................       25,638,943
    269,255      U.S. West Incorporated .......................       17,400,604
    394,737      U.S. Bancorp .................................       14,013,164
    138,825      Unicom Corporation ...........................        5,353,439
    323,868      Unilever NV ..................................       26,860,802
     36,203      Union Camp Corp. .............................        2,443,703
     68,552      Union Carbide Corporation ....................        2,913,460
    130,847      Union Pacific Corp. ..........................        5,896,293
    146,248      Union Pacific Resources Group, Inc. ..........        1,325,373
     64,900      Union Planters Corporation ...................        2,940,781
    121,599      Unisys Corporation ...........................        4,187,566
     93,500      United Healthcare Corp. ......................        4,026,344
    113,512      United Technologies Corp. ....................       12,344,430
    127,837      Unocal Corp. .................................        3,731,242
     61,800      UNUM Corp. ...................................        3,607,575
     42,715      US Airways Group, Inc.* ......................        2,221,180
     96,207      UST, Inc. ....................................        3,355,219
    154,864      USX Marathon Group ...........................        4,665,278
     61,577      USX - U.S. Steel Group .......................        1,416,271
     65,730      V.F. Corporation .............................        3,081,094
    148,249      Viacom, Inc. - Class B .......................       10,970,426
    113,910      Wachovia Corp. ...............................        9,960,006
  1,157,848      Wal-Mart Stores, Inc. ........................       94,292,246
    257,268      Walgreen Co. .................................       15,066,257
  1,064,071      Walt Disney Company ..........................       31,922,130
    428,458      Warner-Lambert Company .......................       32,214,686
    321,022      Washington Mutual, Inc. ......................       12,259,028
    287,956      Waste Management, Inc. .......................       13,425,949
    853,636      Wells Fargo Company ..........................       34,092,088
     75,762      Wendy's International, Inc. ..................        1,652,559
     39,960      Westvaco Corporation .........................        1,071,428
    103,894      Weyerhaeuser Co. .............................        5,279,114
     33,439      Whirlpool Corp. ..............................        1,851,685
     43,700      Willamette Industries, Inc. ..................        1,463,950
    243,136      Williams Companies, Inc. .....................        7,582,804
     66,580      Winn-Dixie Stores, Inc. ......................        2,987,778
     46,892      Wm. Wrigley, Jr. Company .....................        4,199,765

 Shares              Description                                        Value
 ------              -----------                                        -----

     31,279      Worthington Industries, Inc. .................      $   390,988
     35,649      W. R. Grace & Co. * ..........................          559,244
     48,330      W.W. Grainger, Inc. ..........................        2,011,736
    169,635      Xerox Corp. ..................................       20,016,930
                                                                   -------------
Total Common Stocks (Cost $3,244,951,024) .....................    5,146,921,230
                                                                   -------------
                 SHORT TERM INSTRUMENTS - 0.7%

                 Mutual Fund - 0.6%
 33,163,964      BT Institutional Cash Management
                 Fund .........................................       33,163,964
                                                                   -------------

Principal
Amount
------

                 U.S. Treasury Bills - 0.1%
$   330,000       3.906%, 1/14/99** ...........................          329,529
  5,535,000       4.70%, 1/14/99** ............................        5,526,511
                                                                   -------------
                                                                       5,856,040
                                                                   -------------

Total Short Term Instruments (Cost $39,020,004) ...............       39,020,004
                                                                   -------------
Total Investments  (Cost $3,283,971,028) .........     99.7%       5,185,941,234
                                                      ------       -------------
Other Assets Less Liabilities ....................      0.3%          14,563,176
                                                      ------       -------------
Total Net Assets .................................    100.0%      $5,200,504,410
                                                      ======       =============


-------------------
* Non-income producing security
** Held as collateral for futures contracts.




                       See Notes to Financial Statements.


------------------------------------------------------------------------------------------
Equity 500 Index Portfolio

STATEMENT OF OPERATIONS For the year ended December 31, 1998
------------------------------------------------------------------------------------------
Investment Income
   Dividends (net of foreign withholding tax of $284,044) ................   $  56,672,952
   Interest ..............................................................       4,806,144
                                                                             -------------
Total Investment Income ..................................................      61,479,096
                                                                             -------------
Expenses
   Advisory Fees .........................................................       3,186,503
   Administration and Services Fees ......................................         676,625
   Professional Fees .....................................................          46,189
   Miscellaneous .........................................................           4,344
                                                                             -------------
   Total Expenses ........................................................       3,913,661
   Less: Expenses absorbed by Bankers Trust ..............................        (799,296)
                                                                             -------------
      Net Expenses .......................................................       3,114,365
                                                                             -------------
Net Investment Income ....................................................      58,364,731
                                                                             -------------
Realized and Unrealized Gain on Investments and Futures Contracts
   Net Realized Gain from Investment Transactions ........................      33,524,253
   Net Realized Gain from Futures Transactions ...........................       1,750,435
   Net Change in Unrealized Appreciation/Depreciation on Investments .....     894,561,271
   Net Change in Unrealized Appreciation/Depreciation on Futures Contracts         528,247
                                                                             -------------
Net Realized and Unrealized Gain on Investments and Futures Contracts ....     930,364,206
                                                                             -------------
Net Increase in Net Assets from Operations ...............................   $ 988,728,937
                                                                             =============


                       See Notes to Financial Statements.


-----------------------------------------------------------------------------------------------------------------
Equity 500 Index Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
                                                                                 For the            For the
                                                                                year ended         year ended
                                                                             December 31, 1998  December 31, 1997
                                                                            ------------------ ------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income .................................................   $    58,364,731    $    42,706,376
   Net Realized Gain from Investment Transactions and Futures Transactions        35,274,688
                                                                                                     95,286,448
   Net Change in Unrealized Appreciation/Depreciation on Investments
     and Futures Contracts ...............................................       895,089,518        528,775,836
                                                                             ---------------    ---------------
Net Increase in Net Assets from Operations ...............................       988,728,937        666,768,660
Capital Transactions
   Proceeds from Capital Invested ........................................     2,853,940,069      1,462,422,481
   Value of Capital Withdrawn ............................................    (1,445,251,067)    (1,251,328,236)
                                                                             ---------------    ---------------
Net Increase in Net Assets from Capital Transactions .....................     1,408,689,002        211,094,245
                                                                             ---------------    ---------------
Total Increase in Net Assets .............................................     2,397,417,939        877,862,905
Net Assets
   Beginning of Year .....................................................     2,803,086,471      1,925,223,566
                                                                             ---------------    ---------------
   End of Year ...........................................................   $ 5,200,504,410    $ 2,803,086,471
                                                                             ===============    ===============

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.

                                                                             For the year ended December 31,
                                                     -------------------------------------------------------------------------------
                                                           1998           1997             1996             1995            1994
                                                           ----           ----             ----             ----            ----
Supplemental Data and Ratios:
Net Assets, End of Year (000s omitted) .........   $   5,200,504    $   2,803,086    $   1,925,224    $   1,080,736    $   559,772
   Ratios toAverage Net Assets:
   Net Investment Income .......................            1.50%            1.76%            2.20%            2.52%          2.84%
   Expenses ....................................            0.08%            0.08%            0.10%            0.10%          0.10%
   Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses byBankers Trust .            0.02%            0.07%            0.05%            0.05%          0.06%
Portfolio Turnover Rate ........................               4%              19%              15%               6%            21%



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation
The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost that, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Futures Contracts
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal Income Taxes
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .005% of the Portfolio's average daily net assets. For the period January 1, 1998 to May 6, 1998 the Administration and Services Fee was .05% on an accrual basis. For the year ended December 31, 1998, Administration and Services Fees amounted to $676,625, of which $21,178 was payable at the end of the year.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .075% of the Portfolio's average daily net assets. For the period January 1, 1998 to May 6, 1998 the Advisory fee was .10%. For the year ended December 31, 1998, Advisor Fees amounted to $3,186,503, of which $309,104 was payable at the end of the year.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .08% of the average daily net assets of the Portfolio.

The Portfolio may invest in the BT Institutional Cash Management Fund (the "Fund"), an open-end management investment company managed by Bankers Trust Company (the "Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of December 31, 1998 amounted to $4,490,254 and are included in dividend income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively, which expire March 15, 1999. A commitment fee of
 .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended December 31, 1998.

For the year ended December 31, 1998, the Portfolio paid affiliated brokerage commissions of $333.

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

Note 3--Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1998, were $1,607,662,962 and $153,777,789, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1998 was $3,302,071,681. The aggregate gross unrealized appreciation was $1,914,790,859, and the aggregate gross unrealized depreciation was $69,941,310 for all investments as of December 31, 1998. Payable for securities purchased at December 31, 1998 amounted to $58,369,160.

Note 4--Futures Contracts
A summary of obligations under these financial instruments at December 31, 1998 is as follows:

                                                      Market        Unrealized
Type of Future   Expiration   Contracts    Position    Value        Appreciation
--------------   ----------   ---------    --------    -----        ------------

S&P 500 Index
   Futures       March 1999   334          Long       $100,118,660   $81,600


At December 31, 1998, the Portfolio segregated $5,856,040 to cover margin requirements on open futures contracts.

Note 5--Net Assets

Paid-in-Capital ..........................................        $3,297,393,868
Net Unrealized Appreciation on Investments
  and Futures ............................................         1,903,110,542
                                                                  --------------
Total Net Assets .........................................        $5,200,504,410
                                                                  ==============

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

              To the Trustees and Holders of Beneficial Interest of
                           Equity 500 Index Portfolio:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity 500 Index Portfolio (the "Portfolio") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999

BT PYRAMID MUTUAL FUNDS
INVESTMENT EQUITY 500 INDEX FUND

Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY  10019

                          ---------------------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 368-4031. This report must be preceded or accompanied by a current prospectus for the Fund.
                          ---------------------------



Cusip # 055924500
STA 462200 (12/98)